Summary of Significant Accounting Policies and Basis of Presentation, Offering Costs (FY) (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Offering Costs [Abstract]
Offering costs	$ 1.1	$ 0.3